Finance Debt - Summarized Information on Current and Non-current Finance Debt (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average maturity of outstanding debt	10.25 years	9.14 years